LAND USE RIGHTS, NET - Schedule of Land Use Right, Net (Detail) ¥ in Thousands, $ in Thousands	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)
LAND USE RIGHTS, NET
Cost	¥ 94,760		¥ 94,760
Less: accumulated amortization	8,684		6,556
Land use rights, net	¥ 86,076	$ 12,571	¥ 88,204